4. SMALL BUSINESS ASSOCIATION LOAN - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
4. SMALL BUSINESS ASSOCIATION LOAN

NOTE 4 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10 year period and has a variable interest rate of 4.50% above the prime rate listed in the Wall Street Journal. The effective interest rate as of September 30, 2014 and December 31, 2013 was 7.75%.

The five year maturities are as follows:

2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	1,835
$7,064